Document and Entity Information	Aug. 25, 2023
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001950803
Document Type	8-K
Document Period End Date	Aug. 25, 2023
Entity Registrant Name	StepStone Private Credit Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01624
Entity Tax Identification Number	92-0758580
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	698-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false